Issued Share Capital and Other Reserves - Additional Information (Details) € / shares in Units, $ / shares in Units, € in Millions																1 Months Ended	12 Months Ended			26 Months Ended
	Jul. 13, 2020 beneficiaryCertificate shares	Oct. 17, 2019 shares	Oct. 04, 2019 EUR (€) shares	Jul. 01, 2019 EUR (€) shares	Jul. 01, 2019 $ / shares	Nov. 05, 2018 EUR (€) shares	Nov. 05, 2018 USD ($) shares	Apr. 03, 2018 EUR (€)	Feb. 16, 2018 beneficiaryCertificate	Dec. 29, 2017 USD ($) shares	Dec. 15, 2017 USD ($)	Jul. 13, 2017 EUR (€) shares	Jul. 13, 2017 $ / shares	Oct. 17, 2016 EUR (€) shares	Oct. 17, 2016 $ / shares	Jan. 31, 2018 USD ($) shares	Dec. 31, 2020 EUR (€) beneficiaryCertificate € / shares shares	Dec. 31, 2019 EUR (€) beneficiaryCertificate € / shares shares	Dec. 31, 2018 EUR (€) € / shares shares	Dec. 31, 2020 EUR (€) beneficiaryCertificate € / shares shares	Jan. 01, 2018 shares	Dec. 31, 2017 USD ($) shares	Dec. 15, 2017 EUR (€) shares
Disclosure of classes of share capital [line items]
Authorized and subscribed shares																	403,032,520	403,032,520	403,032,520	403,032,520
Authorized and subscribed shares, par value | € / shares																	€ 0.000625	€ 0.000625	€ 0.000625	€ 0.000625
Proceeds from warrants issued | €				€ 15
Number of ordinary shares that can be acquired from warrants issued				800,000
Exercise price of each warrant | $ / shares					$ 190.09
Exercise price of each warrant to fair market value of ordinary shares on date of issuance				1.30%
Ordinary shares issued	1,084,043	1,991,627	1,600,000							1,754,960						9,431,960					9,431,960		4,800,000
Number of warrants exercised			1,600,000
Proceeds from exercise of warrants | €			€ 74														€ 0	€ 74	€ 0
Number of warrants effectively net settled	1,600,000	3,520,000
Long term investments | €																	2,277	€ 1,497		€ 2,277
Convertible notes exchanged principal amount | $										$ 110,000,000	$ 301,000,000					$ 628,000,000
Number of beneficiary certificates issued per share | beneficiaryCertificate									10
Convertible notes | €								€ 1,100									€ 1,100
Approved share repurchase amount | €						€ 510
Number of ordinary shares repurchased						4,366,427	4,366,427										5,038,200	3,679,156
Number of treasury shares reissued																	4,802,847	3,557,405
Number of ordinary shares held as treasury shares																	3,402,063	3,166,710		3,402,063
Number of beneficiary certificates held by founders | beneficiaryCertificate																	365,014,840	378,201,910		365,014,840
November 5, 2018 Program
Disclosure of classes of share capital [line items]
Approved share repurchase amount | €																				€ 510
Number of ordinary shares repurchased																				4,366,427
Top of Range
Disclosure of classes of share capital [line items]
Ordinary shares authorized to be repurchased						10,000,000	10,000,000
Approved share repurchase amount | $							$ 1,000,000,000.0
Certain Members of Key Management
Disclosure of classes of share capital [line items]
Proceeds from warrants issued | €				€ 15										€ 27
Number of ordinary shares that can be acquired from warrants issued				800,000										5,120,000
Exercise price of each warrant | $ / shares					$ 190.09										$ 50.61
Exercise price of each warrant to fair market value of ordinary shares on date of issuance				130.00%										120.00%
Ordinary shares issued		1,991,627	1,600,000
Number of warrants exercised			1,600,000
Proceeds from exercise of warrants | €			€ 74
Number of warrants effectively net settled		3,520,000
Employee and Member of Management of Group
Disclosure of classes of share capital [line items]
Proceeds from warrants issued | €												€ 9
Number of ordinary shares that can be acquired from warrants issued												1,600,000
Exercise price of each warrant | $ / shares													$ 89.73
Exercise price of each warrant to fair market value of ordinary shares on date of issuance												130.00%
Ordinary shares issued	1,084,043
Number of warrants effectively net settled	1,600,000
Number of beneficiary certificates issued | beneficiaryCertificate	10,840,430
TME
Disclosure of classes of share capital [line items]
Ordinary shares issued																							8,552,440
Long term investments | €																							€ 910
Transfer restrictions period																	3 years
December 15 and 29, 2017 | Convertible Notes
Disclosure of classes of share capital [line items]
Ordinary shares issued																						6,554,960
Debt principal amount | $																						$ 411,000,000
Accrued interest | $																						$ 37,000,000
Number of Ordinary Shares Outstanding
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid																	193,614,910	187,492,667	183,901,040	193,614,910
Number of ordinary shares repurchased																	5,038,200	3,679,156	6,427,271